Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 25, 2019
Document Effective Date	Mar. 30, 2019
Prospectus Date	Mar. 30, 2019
Tortoise MLP & Pipeline Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TORIX
Tortoise MLP & Pipeline Fund | A Class Shares
Prospectus:
Trading Symbol	TORTX
Tortoise MLP & Pipeline Fund | C Class Shares
Prospectus:
Trading Symbol	TORCX
Tortoise Select Opportunity Fund | A Class Shares
Prospectus:
Trading Symbol	TOPTX
Tortoise Select Opportunity Fund | C Class Shares
Prospectus:
Trading Symbol	TOPCX
Tortoise Select Opportunity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TOPIX